UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment			No
 Amendment Number:			0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:		Quantitative Management Associates LLC
Address:	2 Gateway Center
		Newark, New Jersey 07102

Form 13F File Number:  28-11173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Frank P. Adamo
Title:  Second Vice President
Phone:  973-802-5632

Signature, Place, and Date of Signing:
/s/  Frank P. Adamo  Newark,  New Jersey  November 11, 2005

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number 	Name
28-10077  		Prudential Financial, Inc.

I am signing this report as required by the Securities Exchange Act of 1934.